Expense Example {- Fidelity Advisor® Real Estate Fund} - 07.31 Fidelity Advisor Real Estate Fund AMCIZ PRO-14 - Fidelity Advisor® Real Estate Fund	Sep. 29, 2022 USD ($)
Fidelity Advisor Real Estate Fund-Class A
Expense Example:
1 year	$ 678
3 years	896
5 years	1,131
10 years	1,806
Fidelity Advisor Real Estate Fund-Class M
Expense Example:
1 year	477
3 years	745
5 years	1,033
10 years	1,852
Fidelity Advisor Real Estate Fund-Class C
Expense Example:
1 year	289
3 years	585
5 years	1,006
10 years	1,973
Fidelity Advisor Real Estate Fund - Class I
Expense Example:
1 year	88
3 years	274
5 years	477
10 years	1,061
Class Z
Expense Example:
1 year	65
3 years	205
5 years	357
10 years	$ 798